Subsequent events (Details) $ / shares in Units, $ in Thousands	Mar. 25, 2024 USD ($)	Mar. 21, 2024 USD ($)	Mar. 26, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Series B Convertible Preferred Shares
Subsequent Event [Line Items]
Number of shares converted into ordinary shares				50,000,000	50,000,000
Series A Non-convertible Preferred Shares
Subsequent Event [Line Items]
Number of shares converted into ordinary shares				150,000,000	150,000,000
Subsequent Event
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares			$ 9.251
Conversion ratio			108.1081
Number of common shares issuable on an as converted-basis			5,405,405
Subsequent Event | Series B Convertible Preferred Shares
Subsequent Event [Line Items]
Payments of dividends | $		$ 349
Number of shares converted into ordinary shares			50,000
Subsequent Event | Series A Non-convertible Preferred Shares
Subsequent Event [Line Items]
Payments of dividends | $	$ 15,418